Summary of Significant Accounting Policies - Receivables (Details) - Customer portfolio segment	12 Months Ended
Dec. 31, 2016 receivable_class
Trade and other receivables, net
Number of classes within customer financing portfolio	2
Related products sold | Contracts | Minimum
Trade and other receivables, net
Term of receivables	1 year
Related products sold | Contracts | Maximum
Trade and other receivables, net
Term of receivables	5 years
Developed property and/or other customer assets | Notes | Minimum
Trade and other receivables, net
Term of receivables	1 year
Developed property and/or other customer assets | Notes | Maximum
Trade and other receivables, net
Term of receivables	7 years